Other Assets - Additional Information (Details) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term debt	$ 5,801.9	$ 5,575.4
Other assets	43.7	62.8
Salus Capital Partners LLC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term debt	$ 22.2	$ 30.3
Credit Concentration Risk [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage Of Accounts Receivable Major Customers	36.20%	22.60%